Financial instruments - classification - Assets (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Financial instruments
Financial Assets	£ 730,778	£ 707,985
Assets	730,778	707,985
Cash and balances at central banks
Financial instruments
Financial Assets	90,706	92,994
Trading assets
Financial instruments
Financial Assets	56,706	48,917
Derivatives
Financial instruments
Financial Assets	73,010	78,406
Net hedging derivative assets	317	118
Settlement balances
Financial instruments
Financial Assets	8,214	2,085
Loans to banks - amortised cost
Financial instruments
Financial Assets	7,378	6,030
Items in course of collection from other banks	787	59
Loans to customers - amortised cost
Financial instruments
Financial Assets	407,135	400,326
Finance lease receivable	9,056	8,998
Other financial assets
Financial instruments
Financial Assets	71,792	63,243
Intangible assets other than goodwill
Financial instruments
Financial Assets	7,513	7,588
Other assets
Financial instruments
Financial Assets	8,324	8,396
MVFTPL
Financial instruments
Financial Assets	130,367	128,121
MVFTPL | Trading assets
Financial instruments
Financial Assets	56,706	48,917
MVFTPL | Derivatives
Financial instruments
Financial Assets	73,010	78,406
MVFTPL | Other financial assets
Financial instruments
Financial Assets	651	798
DFV
Financial instruments
Financial Assets	5	5
DFV | Other financial assets
Financial instruments
Financial Assets	5	5
FVOCI
Financial instruments
Financial Assets	43,132	37,843
FVOCI | Other financial assets
Financial instruments
Financial Assets	43,132	37,843
Amortised cost
Financial instruments
Financial Assets	541,437	526,032
Amortised cost | Cash and balances at central banks
Financial instruments
Financial Assets	90,706	92,994
Amortised cost | Settlement balances
Financial instruments
Financial Assets	8,214	2,085
Amortised cost | Loans to banks - amortised cost
Financial instruments
Financial Assets	7,378	6,030
Amortised cost | Loans to customers - amortised cost
Financial instruments
Financial Assets	407,135	400,326
Amortised cost | Other financial assets
Financial instruments
Financial Assets	28,004	24,597
Other assets
Financial instruments
Financial Assets	15,837	15,984
Other assets | Intangible assets other than goodwill
Financial instruments
Financial Assets	7,513	7,588
Other assets | Other assets
Financial instruments
Financial Assets	£ 8,324	£ 8,396